Selling, General and Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling, General and Administrative expenses
Schedule of detailed information about selling, general and administrative expenses

	For the year ended December 31
(in EUR 000)	2025	2024	2023
Staff costs	26,185	10,665	8,738
Consulting and contractors’ fees	12,513	11,116	6,801
Legal fees	1,609	995	776
Impairment loss on trade receivables	503	—	—
Rent	493	639	317
Facilities	426	166	209
Depreciation and amortization expense	1,324	1,284	1,042
IT	2,002	1,252	1,190
Travel	2,612	1,024	934
Insurance fees	431	511	985
Recruitment	156	741	207
Other	10	68	488
Total selling, general and administrative expenses	48,261	28,461	21,687